Consolidated Statements of Stockholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of Stockholders' Equity [Abstract]
Preferred stock, dividends per share	$ 1.6150	$ 1.938